Class A Prospectus | SIIT LONG DURATION FUND
SIIT LONG DURATION FUND
Investment Goal
Return characteristics similar to those of high quality corporate bonds, with a duration range of between nine and fourteen years.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class A Prospectus SIIT LONG DURATION FUND SIIT LONG DURATION FUND - CLASS A
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.37%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Prospectus SIIT LONG DURATION FUND SIIT LONG DURATION FUND - CLASS A	38	119	208	468

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Long Duration Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in long duration fixed income securities and synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund invests in a broad array of investment grade fixed income instruments, including securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities, municipal bonds and corporate bonds.

The Fund will invest primarily in long duration government and corporate fixed income securities and may also invest in futures contracts, forward contracts and swaps for speculative or hedging purposes. Futures, forwards and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

The Fund will invest primarily in fixed income securities rated in one of the three highest rating categories by a major rating agency and may also invest, to a lesser extent, in fixed income securities rated in the fourth highest rating category by a major rating agency. The Fund may also invest in unrated fixed income securities that are determined by the Sub-Advisers to be of equivalent quality to those securities rated in one of the four highest rating categories. The Fund is expected to maintain an effective average duration of between nine and fourteen years. The Fund's effective average duration was 13.33 years as of July 31, 2014. Duration is a measure that is used to determine the sensitivity of a security's price to changes in interest rates. For each year of duration of a fixed income security, a 1% change in interest rates will result in a 1% change in the value of the security. For example, a duration of ten years means that the fixed income security's price will change by 10% if interest rates change by 1%.

The Fund uses Sub-Advisers to manage the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and the Sub-Advisers make investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with their particular discipline. To a lesser extent, the Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.

Principal Risks

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fund's use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forwards and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Investment Style Risk — The risk that longer-term U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past nine years and by showing how the Fund's average annual returns for 1 year, 5 years, and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 13.85% (09/30/11) Worst Quarter: -5.88% (06/30/13) The Fund's total return from January 1, 2014 to June 30, 2014 was 11.94%.
Average Annual Total Returns (for the periods ended December 31, 2013)

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 60/40 and 70/30 Blended Benchmarks, each of which consists of the Barclays Capital U.S. Long Credit Index and the Barclays Capital U.S. Long Government Index. The Fund's Blended Benchmarks are designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index. The Fund added the 70/30 Blended Benchmark because it more closely aligns with the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns Class A Prospectus SIIT LONG DURATION FUND	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
SIIT LONG DURATION FUND - CLASS A	Return Before Taxes	(8.04%)	7.37%	4.99%		Apr. 21, 2004
After Taxes on Distributions SIIT LONG DURATION FUND - CLASS A	Return After Taxes on Distributions	(9.77%)	4.55%	2.51%
After Taxes on Distributions and Sale of Fund Shares SIIT LONG DURATION FUND - CLASS A	Return After Taxes on Distributions and Sale of Fund Shares	(4.43%)	4.86%	3.01%
Barclays Capital Long U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital Long U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	(8.83%)	6.40%	6.64%	[1]	Apr. 30, 2004
The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	(8.99%)	6.91%	6.62%	[1]	Apr. 30, 2004
The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	(8.40%)	7.63%	6.65%	[1]	Apr. 30, 2004
[1]	Index returns are shown from April 30, 2004.